Financial instruments - Cross Currency Swap Contracts - Outstanding Contracts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Disclosure of financial liabilities [line items]
Assets		$ 11,918,451		$ 10,115,278		$ 7,115,347
Liabilities		(5,197,116)		(4,712,051)		(2,925,092)
RMB
Disclosure of financial liabilities [line items]
Assets		1,765,846		1,633,433		909,497
Liabilities		(2,410,284)		(2,714,492)		(586,931)
Cross currency swap
Disclosure of financial liabilities [line items]
Notional value	¥ 6,398,000	$ 979,156		$ 854,404		$ 73,966
Cross currency swap | RMB | 3 months to 1 year
Disclosure of financial liabilities [line items]
Average exchange rate	6.6369	6.6369	6.6592	6.6592
Notional value	¥ 1,040,000	$ 159,163	¥ 787,000	$ 113,450
Cross currency swap | RMB | 1 year to 5 years
Disclosure of financial liabilities [line items]
Average exchange rate	6.6356	6.6356	6.5830	6.5830	6.436	6.436
Notional value	¥ 5,358,000	$ 819,993	¥ 5,140,000	$ 740,954	¥ 480,000	$ 73,966
Financial liabilities at FVTPL | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Liabilities		(15,212)		(80,518)		(1,459)
Financial liabilities at FVTPL | Recurring fair value measurement | Cross currency swap
Disclosure of financial liabilities [line items]
Assets		19,676
Liabilities		(2,661)		(80,518)		(1,459)
Financial liabilities at FVTPL | Recurring fair value measurement | Cross currency swap | RMB | 3 months to 1 year
Disclosure of financial liabilities [line items]
Assets		3,997
Liabilities				(6,348)
Financial liabilities at FVTPL | Recurring fair value measurement | Cross currency swap | RMB | 1 year to 5 years
Disclosure of financial liabilities [line items]
Assets		$ 15,679
Liabilities				$ (74,170)		$ (1,459)